Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Series Fund, Inc.
Entity Central Index Key	0000319108
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000010830
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Portfolio
Trading Symbol	LGCCS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Advantage Large Cap Core Portfolio	$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
BlackRock Advantage Large Cap Core Portfolio...
	16.58%	26.43%	14.46%	12.38%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Net Assets...
$209,350,547
Number of Portfolio Holdings...
152
Portfolio Turnover Rate...
57%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Portfolio.

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 209,350,547
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.3%
Health Care...
13.0
Financials...
11.9
Consumer Discretionary...
11.0
Industrials...
10.4
Communication Services...
9.7
Consumer Staples...
4.2
Energy...
3.1
Utilities...
1.3
Real Estate...
1.3
Materials...
1.0
Short-Term Securities...
3.6
Liabilities in Excess of Other Assets...
(2.8)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000010833
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Trading Symbol	FDGRS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Capital Appreciation Portfolio	$27	0.49%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio...
	22.00%	36.26%	15.67%	15.13%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Russell 1000® Growth Index...
	20.70	33.48	19.34	16.33
Net Assets...
$249,149,043
Number of Portfolio Holdings...
39
Portfolio Turnover Rate...
11%

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 249,149,043
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	11.00%
Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
48.4%
Communication Services...
12.5
Consumer Discretionary...
12.3
Health Care...
10.8
Financials...
8.6
Industrials...
5.2
Real Estate...
1.1
Materials...
1.0
Short-Term Securities...
4.1
Liabilities in Excess of Other Assets...
(4.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000010832
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Portfolio
Trading Symbol	GLALS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Global Allocation Portfolio	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
BlackRock Global Allocation Portfolio...
	6.42%	12.34%	6.92%	5.27%
FTSE World Index...
	11.56	20.38	11.97	9.37
Reference Benchmark...
	5.53	11.89	6.40	5.77

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 148,001,526
Holdings Count | Holding	1,928
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$148,001,526
Number of Portfolio Holdings...
1,928
Portfolio Turnover Rate...
84%

Holdings [Text Block]

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	65.8%	-%	65.8%
Japan...
	4.7	-	4.7
United Kingdom...
	4.5	-	4.5
Netherlands...
	3.4	-	3.4
France...
	2.7	-	2.7
Canada...
	2.1	-	2.1
Germany...
	2.0	-	2.0
Italy...
	2.0	-	2.0
Spain...
	1.6	-	1.6
China...
	1.5	-	1.5
OtherFootnote Reference(b)...
	9.7	-	9.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000010836
Shareholder Report [Line Items]
Fund Name	BlackRock Government Money Market Portfolio
Trading Symbol	MNRSV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Government Money Market Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Government Money Market Portfolio	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 115,089,230
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$115,089,230
Number of Portfolio Holdings...
102

Holdings [Text Block]

Current seven-day yields

7-Day SEC Yield	7-Day Yield
BlackRock Government Money Market Portfolio...
4.85%	4.85%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

C000010829
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Balanced Portfolio
Trading Symbol	BLCPS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Balanced Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Sustainable Balanced Portfolio	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
BlackRock Sustainable Balanced Portfolio...
	8.83%	15.22%	8.95%	8.50%
MSCI All Country World Index...
	11.30	19.38	10.76	8.43
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
60% MSCI All Country World Index/ 40% Bloomberg U.S. Aggregate Bond Index...
	6.39	12.49	6.52	5.78
Net Assets...
$459,718,825
Number of Portfolio Holdings...
1,524
Portfolio Turnover Rate...
54%

The Fund's returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies under the name BlackRock Balanced Capital Portfolio.

Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Average annual total returns do not reflect insurance-related fees and expenses.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 459,718,825
Holdings Count | Holding	1,524
InvestmentCompanyPortfolioTurnover	54.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
60.9%
Corporate Bonds...
19.2
U.S. Treasury Obligations...
10.1
U.S. Government Sponsored Agency Securities...
7.1
Investment Companies...
2.1
Preferred Securities...
0.2
Asset-Backed Securities...
0.2
Non-Agency Mortgage-Backed Securities...
0.1
Foreign Government Obligations...
0.1
Other Interests...
-
Footnote	Description
Footnote(a)	Excludes short-term securities.